American Century Investments®
Quarterly Portfolio Holdings
American Century® Focused Dynamic Growth ETF (FDG)
May 31, 2026

Focused Dynamic Growth ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 3.9%
Rocket Lab Corp.(1)	111,865	16,050,390
Automobiles — 6.5%
Rivian Automotive, Inc., Class A(1)	27,831	453,645
Tesla, Inc.(1)	60,348	26,299,055
		26,752,700
Biotechnology — 6.3%
Alnylam Pharmaceuticals, Inc.(1)	26,691	8,060,148
Argenx SE, ADR(1)	5,887	4,921,473
Ascendis Pharma AS(1)	46,772	10,482,073
Ascendis Pharma AS, ADR(1)	308	69,026
Denali Therapeutics, Inc.(1)	67,459	1,419,337
Insmed, Inc.(1)	9,359	1,000,571
		25,952,628
Broadline Retail — 9.0%
Amazon.com, Inc.(1)	137,629	37,247,913
Capital Markets — 1.0%
Robinhood Markets, Inc., Class A(1)	27,417	2,585,423
S&P Global, Inc.	3,845	1,630,280
		4,215,703
Electrical Equipment — 1.0%
Bloom Energy Corp., Class A(1)	15,397	4,388,145
Electronic Equipment, Instruments and Components — 2.2%
Cognex Corp.	46,820	3,083,097
Coherent Corp.(1)	16,197	5,854,730
		8,937,827
Energy Equipment and Services — 0.5%
TechnipFMC PLC	29,914	2,046,716
Entertainment — 3.7%
Netflix, Inc.(1)	126,905	10,916,368
Spotify Technology SA(1)	8,872	4,415,417
		15,331,785
Financial Services — 2.0%
Mastercard, Inc., Class A	16,982	8,388,768
Health Care Equipment and Supplies — 1.4%
Intuitive Surgical, Inc.(1)	13,610	5,779,350
Hotels, Restaurants and Leisure — 1.5%
Cava Group, Inc.(1)	9,974	774,581
Chipotle Mexican Grill, Inc.(1)	47,966	1,528,197
DoorDash, Inc., Class A(1)	25,724	4,097,576
		6,400,354
Insurance — 0.2%
Kinsale Capital Group, Inc.	2,778	846,651
Interactive Media and Services — 19.5%
Alphabet, Inc., Class C	177,161	66,688,715
Meta Platforms, Inc., Class A	18,521	11,714,718
Reddit, Inc., Class A(1)	12,993	2,286,768
		80,690,201
IT Services — 2.7%
Okta, Inc.(1)	33,003	4,068,280
Shopify, Inc., Class A(1)	60,525	7,184,923
		11,253,203

Machinery — 1.0%
Westinghouse Air Brake Technologies Corp.	15,298	3,995,226
Pharmaceuticals — 0.6%
Structure Therapeutics, Inc., ADR(1)	59,527	2,341,792
Professional Services — 0.2%
Verisk Analytics, Inc.	4,561	798,129
Semiconductors and Semiconductor Equipment — 23.9%
ARM Holdings PLC, ADR(1)	23,447	8,283,591
Broadcom, Inc.	12,275	5,484,102
Intel Corp.(1)	12,019	1,378,339
Lam Research Corp.	18,492	5,883,784
Monolithic Power Systems, Inc.	3,859	6,044,004
NVIDIA Corp.	340,071	71,802,591
		98,876,411
Software — 12.3%
AppLovin Corp., Class A(1)	9,378	5,749,558
Aurora Innovation, Inc.(1)	574,599	4,217,557
Cadence Design Systems, Inc.(1)	39,334	14,747,497
Docusign, Inc.(1)	28,280	1,485,265
Microsoft Corp.	40,154	18,078,937
Palantir Technologies, Inc., Class A(1)	42,482	6,650,132
		50,928,946
TOTAL COMMON STOCKS (Cost $278,250,554)		411,222,838
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,072,782	2,072,782
State Street Navigator Securities Lending Government Money Market Portfolio(2)	42,825	42,825
TOTAL SHORT-TERM INVESTMENTS (Cost $2,115,607)		2,115,607
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $280,366,161)		413,338,445
OTHER ASSETS AND LIABILITIES — 0.1%		265,341
TOTAL NET ASSETS — 100.0%		$413,603,786

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $42,825.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.